Schedule - Condensed Financial Information - Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 10,316	$ 77,721	$ 82,945	$ 49,391	$ 53,964
Restricted cash		35,000		2,013
Accounts receivable:
Affiliates		4,652		77
Prepaid expenses and other current assets	20,696	19,513		13,577
Total current assets	190,127	234,897		188,808
Property and equipment, at cost:
Accumulated depreciation, depletion and impairment	(877,843)	(627,925)		(471,949)
Oil and natural gas properties, net	3,681,810	2,419,704		2,175,437
Long-term derivative instruments	34,515	48,616		17,179
Restricted cash	260	15,506
Other long-term assets	38,687	37,053		9,856
Total assets	4,021,667	2,829,161		2,459,304
Current liabilities:
Accounts payable	16,846	20,734		36,633
Accrued liabilities	179,381	98,130		33,487
Total current liabilities	261,658	186,641		125,754
Other long-term liabilities		3,412		3,846
Total liabilities	2,562,668	1,971,029		1,182,595
Commitments and contingencies
Equity:
Members		237,186		811,614
Previous Owners		40,331		233,433
Total liabilities and equity	4,021,667	2,829,161		2,459,304
MEMORIAL RESOURCE DEVELOPMENT LLC [Member]
Current assets:
Cash and cash equivalents		19,293		8,019	5,530
Restricted cash		35,000
Accounts receivable:
Affiliates		90,917		84,347
Other				3
Prepaid expenses and other current assets		2,802		707
Total current assets		148,012		93,076
Property and equipment, at cost:
Furniture and fixtures		1,679		1,217
Accumulated depreciation, depletion and impairment		(547)		(199)
Oil and natural gas properties, net		1,132		1,018
Long-term derivative instruments
Investments in subsidiary		411,657		797,868
Investments in previous owners		40,331		233,433
Restricted cash		15,000
Other long-term assets		6,596		259
Total assets		622,728		1,125,654
Current liabilities:
Accounts payable		130		161
Accrued liabilities		1,896		225
Total current liabilities		2,026		386
Long-term debt		343,050		80,000
Other long-term liabilities		135		221
Total liabilities		345,211		80,607
Commitments and contingencies
Equity:
Members		237,186		811,614
Previous Owners		40,331		233,433
Total liabilities and equity		$ 622,728		$ 1,125,654